Transfers of financial assets	12 Months Ended
Dec. 31, 2023
Disclosure of transferred financial assets that are not derecognised in their entirety [Abstract]
Transfers of financial assets
Note 50: Transfers of financial assets
Transferred financial assets derecognised in their entirety with ongoing exposure
Through asset securitisations, the Group has transferred financial assets which were derecognised in their entirety, with some continuing involvement. Further details are available in note 49.
Transferred financial assets that continue to be recognised
Details of transferred financial assets that continue to be recognised in full are as follows.
The Group enters into repurchase and securities lending transactions in the normal course of business that do not result in derecognition of the financial assets as substantially all of the risks and rewards, including credit, interest rate, prepayment and other price risks are retained by the Group. In all cases, the transferee has the right to sell or repledge the assets concerned.
As set out in note 29, included within financial assets measured at amortised cost are loans transferred under the Group’s securitisation and covered bond programmes. As the Group retains all or a majority of the risks and rewards associated with these loans, including credit, interest rate, prepayment and liquidity risk, they remain on the Group’s balance sheet. Assets transferred into the Group’s securitisation and covered bond programmes are not available to be used by the Group while the assets are within the programmes. However, the Group retains the right to remove loans from the covered bond programmes where they are in excess of the programme’s requirements. In addition, where the Group has retained some of the notes issued by securitisation and covered bond programmes, the Group has the ability to sell or pledge these retained notes.
Note 50: Transfers of financial assets continued
The table below sets out the carrying values of the transferred assets and the associated liabilities. For repurchase and securities lending transactions, the associated liabilities represent the Group’s obligation to repurchase the transferred assets. For securitisation programmes, the associated liabilities represent the external notes in issue (note 29). The liabilities shown in the table below have recourse to the transferred assets.

	2023		2022
	Assets £m	Liabilities £m	Assets £m	Liabilities £m
Repurchase and securities lending transactions
Financial assets at fair value through profit or loss	2,716	1,990	6,370	1,483
Debt securities held at amortised cost	1,189	–	173	–
Financial assets at fair value through other comprehensive income	10,928	5,526	8,803	6,990
Securitisation programmes
Financial assets at amortised cost:
Loans and advances to customers[1]	30,716	4,234	29,384	2,806
1    The carrying value of associated liabilities excludes securitisation notes held by the Group of £20,150 million (31 December 2022: £22,343 million).